                          HSBC Funds Trust Prospectus

                         HSBC Asset Management [LOGO]



              --------------------------------------------------

                             Cash Management Fund

                         Government Money Market Fund

                        U.S. Treasury Money Market Fund

                            New York Tax-Free Money
                                  Market Fund

               Managed by HSBC Asset Management (Americas) Inc.

                                April 30, 2001


              --------------------------------------------------


 An investment in the Funds is not a deposit in a bank and is not insured or guaranteed by Federal Deposit Insurance Corporation or any other government agency.

  The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

------------------------------
        Questions?
Call 1-800-634-2536 or your
Investment Representative.
------------------------------

HSBC1P0401

      HSBC Funds Trust Prospectus          Table of Contents

[GRAPHIC]
                    Risk/Return Summary and Fund Expenses
----------------------------------------------------------------
Carefully             3   Objective, Principal Investment
review this               Strategy and Principal Risks
important             5   Cash Management Fund
section, which        8   Government Money Market Fund
summarizes            11  U.S. Treasury Money Market Fund
each Fund's           14  New York Tax-Free Money Market Fund
investments,
risks, past
performance
and fees.

[GRAPHIC]
                    Investment Objectives, Strategies and Risk
----------------------------------------------------------------
Review this           17  Cash Management Fund
section for           18  Government Money Market Fund
information on        18  U.S. Treasury Money Market Fund
investment            18  New York Tax-Free Money Market Fund
strategies and        19  Risk Considerations
their risks.

[GRAPHIC]
                    Fund Management
----------------------------------------------------------------
Review this           21  The Investment Adviser
section for           21  The Distributor and Administrator
details on the
people and
organizations
who oversee
the Funds.

[GRAPHIC]
                    Shareholder Information
----------------------------------------------------------------
Review this           22  Pricing of Fund Shares
section for           23  Purchasing and Adding to Your Shares
details on how        26  Selling Your Shares
shares are            30  Distribution Arrangements/Sales Charge
valued, how to        34  Exchanging Your Shares
purchase, sell        36  Dividends, Distributions and Taxes
and exchange
shares,
related
charges and
payments of
dividends and
distributions.

[GRAPHIC]
                    Financial Highlights
----------------------------------------------------------------
                      37  Cash Management Fund
                      39  Government Money Market Fund
                      40  U.S. Treasury Money Market Fund
                      41  New York Tax-Free Money Market Fund
[GRAPHIC]

                    Back Cover
----------------------------------------------------------------
                          Where to learn more about the Funds

 Risk/Return Summary and Fund Expenses
[GRAPHIC]

The following is a summary of certain key information about the Funds. You will find additional information about the Funds, including a detailed description of the risks of an investment in the Funds, after this summary.

Each Fund has three different classes of shares; Class A shares, Class B shares, and Class C shares. All shares purchased prior to the introduction of multiple classes in May, 1999 are Class A shares. While all classes of shares are presented in this prospectus, only the Cash Management Fund currently offers Class B or Class C shares.

Objective        The investment objective of each Fund (except the New York
                 Tax-Free Money Market Fund) is to provide as high a level of current income as is consistent with preservation of capital and liquidity. The New York Tax-Free Money Market Fund seeks to provide as high a level of current income that is exempt from Federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity.

Principal        The Funds are "money market funds" that seek to maintain a
Investment       stable net asset value of $1.00 per share. Each Fund pursues
Strategy         its objective by investing in short-term, high-quality money market instruments:
                  . Cash Management Fund: Invests in high quality obligations of banks, the U.S. Government and corporations. The Fund may concentrate its investments in bank obligations.
                  . Government Money Market Fund: Invests exclusively in
                    obligations of the U.S. Government and its agencies and related repurchase agreements.
                  . U.S. Treasury Money Market Fund: Invests exclusively in
                    obligations of the U.S. Government and related repurchase agreements.
                  . New York Tax-Free Money Market Fund: Invests in high
                    quality municipal securities that are exempt from Federal, New York State and New York City income taxes.

Principal Risks  The principal risks of investing in the Funds are:
                  . Interest Rate Risk: Risk that changes in interest rates
                    will affect the value of a Fund's investments in income-producing or fixed-income or debt securities. Increases in interest rates may cause the value of a Fund's investments to decline.
                  . Credit Risk: Risk that the issuer or guarantor of a
                    security will be unable or unwilling to make timely interest or principal payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk includes the possibility that any of the Funds' investments will have their credit ratings downgraded.
                  . Municipal Market Risk: (New York Tax-Free Money Market
                    Fund) Risk that special factors may adversely affect the value of municipal securities and have a significant effect on the value of the Fund's investments. These factors include political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities.

 Risk/Return Summary and Fund Expenses
[GRAPHIC]


                 Other important things for you to note:
                  . Although the Funds seek to preserve the value of your
                    investment at $1.00 per share, it is possible to lose money by investing in the Funds.
                  . An investment in the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who may want to
invest?          Consider investing in the Funds if you:
                  . are seeking preservation of capital
                  . are investing short-term reserves
                  . in the case New York Tax-Free Money Market, are an
                    individual seeking tax free income

                 These Funds will not be appropriate if you are:
                  . seeking high total returns
                  . pursuing a long-term goal or investing for retirement
                  . investing through a tax advantaged retirement plan or are not an individual (in the case of New York Tax-Free Money Market only)

Risk/Return Summary and Fund Expenses
[GRAPHIC]

                             Cash Management Fund

Performance Information

The Risk/Return Summary of the Cash Management Fund includes a bar chart showing the Fund's annual returns and a table showing the Fund's average annual returns. The bar chart and table provide an indication of the historical risk in the Fund by showing:

              . changes in the Fund's performance from year to year for the past ten years in the bar chart; and

              . the Fund's average annual returns for one, five and ten year periods in the performance table.

If fee waivers or expense reimbursements had not been reflected in both the bar chart and performance table, the Fund's performance would have been lower.

The returns for Class B and Class C shares differ from the Class A shares return shown in the bar chart and performance table because of differences in the expenses of each class.

Both the chart and table assume reinvestment of dividends.

Past performance does not indicate how the Fund will perform in the future.

You may obtain current yield information for any Fund by calling 1-800-634-2536. Each Fund's yield appears in The Wall Street Journal each Thursday.


                                  Bar Chart
                                  ---------
                 Year-by-Year Total Returns as of 12/31 for
                              Class A Shares

                                   [GRAPH]

                            1991           5.92%
                              92           3.77%
                              93           3.11%
                              94           3.95%
                              95           5.41%
                              96           5.00%
                              97           5.18%
                              98           5.15%
                              99           4.75%
                              00           6.00%

                          --------------------------

The bar chart above does not reflect the impact of any applicable sales charges which would reduce returns.

                        Best quarter:   Q1 1991 1.64%
                        Worst quarter:  Q3 1993 0.71%
                        -----------------------------

                               Performance Table
                               -----------------
    Average Annual Total Returns (for the periods ended December 31, 2000)*

                            Inception Date Past Year Past 5 Years Past 10 Years
                    -----------------------------------------------------------
  Cash Management Fund
  Class A**                    6/30/82       6.00%      5.21%         4.82%
                    -----------------------------------------------------------
  Lipper Money Market Fund       N/A         5.94%      5.18%         4.71%

--------------------------------------------------------------------------------

 * As of December 31, 2000, the 7-day yield was 6.05%. Without expense limitations, the Fund's yield would have been 5.63% for this time period.
** Returns are for Class A shares only. The Fund commenced offering Class B and
   C shares on July 1, 1999.

Risk/Return Summary and Fund Expenses
[GRAPHIC]

                                   Cash Management Fund
Fees and Expenses

As an investor in the Cash Management Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

Contingent Deferred
Sales Charge

Some share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge or CDSC.

               Shareholder Transaction
               Expenses
               (fees paid by you directly)     A Shares B Shares/1/ C Shares/2/

               Maximum sales charge (load)
               on purchases                      None      None        None
               ----------------------------------------------------------------
               Maximum deferred sales charge
               (load)                            None    4.00%/3/    1.00%/4/
               ----------------------------------------------------------------
               Annual Fund Operating Expenses
               (fees paid from Fund assets)    A Shares  B Shares    C Shares

               Management fee/5/                 .35%     .35%        .35%
               ----------------------------------------------------------------
               Administrative Services fee/6/    .15%     .15%        .15%
               ----------------------------------------------------------------
               Distribution (12b-1) fee/7/       .20%     .75%        .75%
               ----------------------------------------------------------------
               Service Organization fee/8/       .35%     .50%        .50%
               ----------------------------------------------------------------
               Other expenses                    .40%     .40%        .40%
               ----------------------------------------------------------------
               Total Fund Operating expenses    1.45%    2.15%       2.15%
               ----------------------------------------------------------------
               Fee Waivers/6/,/7/,/8/            .40%     .30%        .30%
               ----------------------------------------------------------------
               Net Expense/5/                   1.05%    1.85%       1.85%
               ----------------------------------------------------------------

------
/1/Class B shares are not offered for sale but are only offered as an exchange option (see "Exchanging Your Shares").
/2/Class C shares can be purchased by customers of HSBC Bank USA Commercial
   Sweep. All other shareholders may exchange their Class C shares from another HSBC Fund to Class C shares of the Cash Management Fund.
/3/A CDSC on Class B shares declines over four years starting with year one and ending in year five from: 4%, 3%, 2%, 1%, and 0%.
/4/A CDSC of 1% applies to redemptions of Class C shares within the first year.
   This is being waived for customers of HSBC Bank USA Commercial Sweep.
/5/The Adviser has voluntarily agreed to waive or reimburse its Management fee to the extent the Fund's ordinary operating expenses exceed .65% for Class A shares and 1.65% for Class B and Class C shares of the Fund's average daily net assets. This voluntary waiver may be reduced or discontinued at any time.
/6/The Administrator is contractually limiting its Administrative Services fee to .10% for each class of shares for a one-year period ending April 30, 2002.
/7/The Distributor is contractually limiting the Distribution (12b-1) fee to
   .10% for Class A shares for a one-year period ending April 30, 2002.
/8/The Fund has committed to limit the Service Organization fee to .10% for Class A shares and .25% for Class B and Class C shares for a one-year period ending April 30, 2002.

 Risk/Return Summary and Fund Expenses
[GRAPHIC]

                                   Cash Management
                                   Fund

Expense Example
                                           1 Year 3 Years 5 Years 10 Years
                  Class A Shares
                   Assuming redemption      $107   $419   $  754   $1,701
                       ---------------------------------------------------
                  Class B Shares
                   Assuming redemption      $588   $844   $1,127   $2,117
                   Assuming no redemption   $188   $644   $1,127   $2,117
                       ---------------------------------------------------
                  Class C Shares
                   Assuming redemption      $288   $644   $1,127   $2,459
                   Assuming no redemption   $188   $644   $1,127   $2,459
                       ---------------------------------------------------

Use the table to
compare fees and
expenses of the Fund
with those of other
Funds.
It illustrates the
amount of fees and
expenses you would
pay, assuming the
following:

 . $10,000
   investment
 . 5% annual return
 . no changes in the
   Fund's operating
   expenses except
   the expiration of
   the current
   contractual fee
   waiver on April
   30, 2002.

Because this example
is hypothetical and
for comparison only,
your actual costs
will be different.

Risk/Return Summary and Fund Expenses

[GRAPHIC]

Performance Information

The Risk/Return Summary of the Government Money Market Fund includes a bar chart showing the Fund's annual returns and a table showing the Fund's average annual returns. The bar chart and table provide an indication of the historical risk in the Fund by showing:

             . changes in the Fund's performance from year to year for the past ten years in the bar chart; and

             . the Fund's average annual returns for one, five and ten year periods in the performance table.

If fee waivers or expense reimbursements had not been reflected in both the bar chart and table, the Fund's performance would have been lower.

Both the chart and table assume reinvestment of dividends.

The returns for Class B and Class C shares will differ from the Class A shares returns shown in the bar chart and performance table because of differences in the expenses of each class.

Past performance does not indicate how the Fund will perform in the future.

You may obtain current yield information for any Fund by calling 1-800-634-2563. Each Fund's yield appears in The Wall Street Journal each Thursday.

                         Government Money Market Fund
                                   Bar Chart
                              ------------------
                              Year-by-Year Total
                              Returns as of 12/31
                              for Class A Shares

                                    [GRAPH]

                            1991           5.79%
                              92           3.80%
                              93           2.99%
                              94           3.83%
                              95           5.32%
                              96           4.87%
                              97           5.05%
                              98           5.01%
                              99           4.65%
                              00           5.78%

The bar chart above does not reflect the impact of any applicable sales charges which would reduce returns.

                         ---------------------------

                        Best quarter:   Q1 1991 1.60%
                        Worst quarter:  Q1 1994  .69%


                               Performance Table
    Average Annual Total Returns (for the periods ended December 31, 2000)*


                           Inception Date Past Year Past 5 Years Past 10 Years
                         -----------------------------------------------------
  Government Money Market     6/30/82       5.78%      5.07%         4.70%
  Fund Class A**
                         -----------------------------------------------------
  Lipper Government Money       N/A         5.83%      5.05%         4.60%
  Market Fund

--------------------------------------------------------------------------------
* As of December 31, 2000, the 7-day yield was 6.04%. Without expense limitations, the Fund's yield would have been 5.50% for this time period.

** Returns are for Class A shares only. As of the date of this prospectus, Class B and C shares of the Fund are not being offered.

Risk/Return Summary and Fund Expenses
[GRAPHIC]

                         Government Money Market Fund

Fees and Expenses

As an investor in the Government Money Market Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

Contingent Deferred
Sales Charge

Some share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge or CDSC.

               Shareholder
               Transaction
               Expenses
               (fees paid
               by you directly)                A Shares B Shares/1/ C Shares/1/
               Maximum sales charge (load)
               on purchases                      None      None        None
               ----------------------------------------------------------------
               Maximum deferred sales charge
               (load)                            None    4.00%/2/    1.00%/3/
               ----------------------------------------------------------------

               Annual Fund Operating
               Expenses (fees paid
               from Fund assets)               A Shares  B Shares    C Shares

               Management fee/4/                  .35%    .35%        .35%
               ----------------------------------------------------------------
               Administrative Services fee/5/     .15%    .15%        .15%
               ----------------------------------------------------------------
               Distribution (12b-1) fee/6/        .20%    .75%        .75%
               ----------------------------------------------------------------
               Service Organization fee/7/        .35%    .50%        .50%
               ----------------------------------------------------------------
               Other expenses                     .55%    .55%        .55%
               ----------------------------------------------------------------
               Total Fund Operating expenses     1.60%   2.30%       2.30%
               ----------------------------------------------------------------
               Fee Waivers & Expense
               Reimbursements/5/,/6/,/7/          .40%    .30%        .30%
               ----------------------------------------------------------------
               Net Expense/4/                    1.20%   2.00%       2.00%
               ----------------------------------------------------------------

------
/1/ As of the date of this prospectus, Class B and Class C shares are not being offered.
/2/ A CDSC on Class B shares declines over four years starting with year one and ending in year five from: 4%, 3%, 2%, 1%, and 0%.
/3/ A CDSC of 1% applies to redemptions of Class C shares within the first year.
/4/ The Adviser has voluntarily agreed to waive or reimburse its Management fee to the extent the Fund's ordinary operating expenses exceed .65% for Class A shares and 1.65% for Class B and Class C shares of the Fund's average daily net assets. This voluntary waiver may be reduced or discontinued at any time.
/5/ The Administrator is contractually limiting its Administrative Services fee to .10% for each class of shares for a one-year period ending April 30, 2002.
/6/ The Distributor is contractually limiting the Distribution (12b-1) fee to
    .10% for Class A shares for a one-year period ending April 30, 2002.
/7/ The Fund has committed to limit the Service Organization fee to .10% for Class A shares and .25% for Class B and Class C shares for a one-year period ending April 30, 2002.

 Risk/Return Summary and Fund Expenses
[GRAPHIC]

                                  Government Money Market Fund

Expense Example

                                           1 Year 3 Years 5 Years 10 Years
                  Class A Shares
                   Assuming Redemption      $122   $466   $  833   $1,866
                       ---------------------------------------------------
                  Class B Shares
                   Assuming redemption      $603   $890   $1,203   $2,276
                   Assuming no redemption   $203   $690   $1,203   $2,276
                       ---------------------------------------------------
                  Class C Shares
                   Assuming redemption      $303   $690   $1,203   $2,613
                   Assuming no redemption   $203   $690   $1,203   $2,613
                       ---------------------------------------------------

Use the table to
compare fees and
expenses of the Fund
with those of other
Funds.
It illustrates the
amount of fees and
expenses you would
pay, assuming the
following:

 . $10,000
   investment
 . 5% annual return
 . no changes in the
   Fund's operating
   expenses except
   the expiration of
   the current
   contractual fee
   waiver on April
   30, 2002.

Because this example
is hypothetical and
for comparison only,
your actual costs
will be different.

Risk/Return Summary and Fund Expenses
[GRAPHIC]

                                  U.S. Treasury Money Market Fund

Performance Information                 Bar Chart


                                    Year-by Year Total
The Risk/Return                          Returns
Summary of the U.S.
Treasury Money Market
Fund includes a bar                  as of 12/31 for
chart showing the                     Class A Shares
Fund's annual returns
and a table showing
the Fund's average                        [GRAPH]
annual returns. The
bar chart and table                 1991           5.60%
provide an indication                 92           3.27%
of the historical risk                93           2.65%
in the Fund by                        94           3.60%
showing:                              95           5.04%
                                      96           4.68%
                                      97           4.98%
 . changes in the                     98           4.86%
   Fund's performance                 99           4.39%
   from year to year                  00           5.57%
   for the past ten
   years in the bar             ---------------------------
   chart; and
 . the Fund's average
   annual returns for            The bar chart above does
   one, five and ten             not reflect the impact of
   year periods in the           any applicable sales
   performance table.            charges which would
                                 reduce returns.
If fee waivers or
expense reimbursements        Best quarter:   Q1 1991 1.53%
had not been reflected        Worst quarter:  Q1 1993 0.64%
in both the chart and
the table, the Fund's
performance would have
been lower.

Both the chart and
table assume
reinvestment of
dividends.

The returns for Class
B and Class C shares
will differ from the
Class A shares returns
shown in the bar chart
and performance table
because of differences
in the expenses of
each class.



Past performance does
not indicate how the
Fund will perform in
the future.

You may obtain current
yield information for
any Fund by calling
1-800-634-2563. Each
Fund's yield appears
in The Wall Street
Journal each Thursday.

                               Performance Table
                               -----------------
    Average Annual Total Returns (for the periods ended December 31, 2000)*

                            Inception Date Past Year Past 5 Years Past 10 Years
                         ------------------------------------------------------

U.S. Treasury Money Market     5/31/83       5.57%      4.89%         4.46%
Fund Class A**
                         ------------------------------------------------------
Lipper Treasury Money              N/A       5.54%      4.85%         4.49%
Market Fund

--------------------------------------------------------------------------------
* As of December 31, 2000 the 7-day yield was 5.60%. Without expense limitations, the Fund's yield would have been 5.01% for this time period.
** Returns are for Class A shares only. As of the date of this prospectus, Class B and Class C shares of the Fund are not being offered.

Risk/Return Summary and Fund Expenses
[GRAPHIC]

                       U.S. Treasury Money Market Fund
Fees and Expenses

As an investor in the U.S. Treasury Money Market Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

Contingent Deferred
Sales Charge

Some share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge or CDSC.

               Shareholder Transaction
               Expenses (fees paid
               by you directly)                A Shares B Shares/1/ C Shares/1/
               Maximum sales charge (load)
               on purchases                      None      None        None
               ----------------------------------------------------------------
               Maximum deferred sales charge
               (load)                            None    4.00%/2/    1.00%/3/
               ----------------------------------------------------------------
               Annual Fund Operating
               Expenses (fees paid
               from Fund assets)               A Shares  B Shares    C Shares


               Management fee/4/                 .35%     .35%        .35%
               ----------------------------------------------------------------
               Administrative Services fee/5/    .15%     .15%        .15%
               ----------------------------------------------------------------
               Distribution (12b-1) fee/6/       .20%     .75%        .75%
               ----------------------------------------------------------------
               Service Organization fee/7/       .35%     .50%        .50%
               ----------------------------------------------------------------
               Other expenses                    .39%     .39%        .39%
               ----------------------------------------------------------------
               Total Fund Operating expenses    1.44%    2.14%       2.14%
               ----------------------------------------------------------------
               Fee Waivers & Expense
               Reimbursements/5/, /6/, /7/       .35%     .30%        .30%
               ----------------------------------------------------------------
               Net Expense/4/                   1.09%    1.84%       1.84%
               ----------------------------------------------------------------

------
/1/ As of the date of this prospectus, Class B and Class C shares are not being offered.
/2/ A CDSC on Class B shares declines over four years starting with year one and ending in year five from: 4%, 3%, 2%, 1%, and 0%.
/3/ A CDSC of 1% applies to redemptions of Class C shares within the first year.
/4/ The Adviser has voluntarily agreed to waive or reimburse its Management fee to the extent the Fund's ordinary operating expenses exceed .65% for Class A shares and 1.65% for Class B and Class C shares of the Fund's average daily net assets. This voluntary waiver may be reduced or discontinued at any time.
/5/ The Administrator is contractually limiting its Administrative Services fee to .10% for each class of shares for a one-year period ending April 30, 2002. /6/ The Distributor is contractually limiting the Distribution (12b-1) fee to
 .15% for Class A shares for a one-year period ending April 30, 2002.
/7/ The Fund has committed to limit the Service Organization fee to .10% for Class A shares and .25% for Class B and Class C shares for a one-year period ending April 30, 2002.

 Risk/Return Summary and Fund Expenses
[GRAPHIC]

                                  U.S. Treasury Money
                                  Market Fund

Expense
Example
                                           1 Year 3 Years 5 Years 10 Years
                  Class A Shares
                   Assuming redemption      $111   $421   $  754   $1,694
                       ---------------------------------------------------
                  Class B Shares
                   Assuming redemption      $587   $841   $1,122   $2,107
                   Assuming no redemption   $187   $641   $1,122   $2,107
                       ---------------------------------------------------
                  Class C Shares
                   Assuming redemption      $287   $641   $1,122   $2,449
                   Assuming no redemption   $187   $641   $1,122   $2,449
                       ---------------------------------------------------

Use the table to
compare fees and
expenses of the Fund
with those of other
Funds.
It illustrates the
amount of fees and
expenses you would
pay, assuming the
following:

 . $10,000
   investment
 . 5% annual return
 . no changes in the
   Fund's operating
   expenses except
   the expiration of
   the current
   contractual fee
   waiver on
   April 30, 2002.


Because this example
is hypothetical and
for comparison only,
your actual costs
will be different.

 Risk/Return Summary and Fund Expenses
[GRAPHIC]

                                  New York Tax-Free Money Market Fund


Performance Information                   Bar Chart

                                 Year-by-Year Total Returns
The Risk/Return                              as
Summary of the New                  of 12/31 for Class A
York Tax-Free Money                        Shares
Market Fund includes a
bar chart showing the                      [GRAPH]
Fund's annual returns
and a table showing                  1991           3.85%
the Fund's average                     92           2.44%
annual returns. The                    93           1.86%
bar chart and table                    94           2.23%
provide an indication                  95           3.17%
of the historical risk                 96           2.92%
in the Fund by                         97           3.14%
showing:                               98           2.83%
 . changes in the                      99           2.64%
   Fund's performance                  00           3.46%
   from year to year
   for the past ten               ----------------------------
   years in the bar
   chart; and
 . the Fund's average             The bar chart above does
   annual returns for             not reflect the impact of
   one, five and ten              any applicable sales
   year periods in the            charges which would
   performance table.             reduce returns.

If fee waivers or
expense reimbursements           Best quarter:   Q1 1991 1.02%
had not been reflected           Worst quarter:  Q1 1994  .42%
in both the chart and
the table, the Fund's
performance would have
been lower.

Both the chart and
table assume
reinvestment of
dividends.

The returns for Class
B and Class C shares
will differ from the
Class A shares returns
shown in the bar chart
and performance table
because of differences
in the expenses of
each class.

Past performance does
not indicate how the
Fund will perform in
the future.

You may obtain current
yield information for
any Fund by calling
1-800-634-2563. Each
Fund's yield appears
in The Wall Street
Journal each Thursday.           Performance Table
                                 -----------------
    Average Annual Total Returns (for the periods ended December 31, 2000)*

                            Inception Date Past Year Past 5 Years Past 10 Years
                           ----------------------------------------------------
New York Tax-Free Money
Market Fund Class A**          1/31/86       3.46%      3.00%         2.85%
                           ----------------------------------------------------
Lipper New York Tax-Exempt
Money Market Fund                  N/A       3.48%      2.98%         2.89%

--------------------------------------------------------------------------------
 * As of December 31, 2000 the 7-day yield was 3.92%. Without expense limitations, the Fund's yield would have been 3.56% for this time period.
** Returns are for Class A shares only. As of the date of this prospectus, Class B and C shares of the Fund are not being offered.

 Risk/Return Summary and Fund Expenses
[GRAPHIC]

                                   New York Tax-Free Money Market Fund
Fees and Expenses

As an investor in
the New York Tax-
Free Money Market
Fund, you will
pay the following
fees and
expenses.
Shareholder
transaction fees
are paid from
your account.
Annual Fund
operating
expenses are paid
out of Fund
assets, and are
reflected in the
share price.

               Shareholder Transaction
               Expenses
               (fees paid by you directly)     A Shares B Shares/1/ C Shares/1/
               Maximum sales charge (load)
               on purchases                      None      None        None
                   ------------------------------------------------------------
               Maximum deferred sales charge
               (load)                            None      4.00%/2/    1.00%/3/

               Annual Fund Operating Expenses
               (fees paid  from Fund assets)   A Shares  B Shares    C Shares

Contingent Deferred
Sales Charge
               Management fee/4/                 .35%       .35%        .35%
                   ------------------------------------------------------------
               Administrative Services fee/5/    .15%       .15%        .15%
                   ------------------------------------------------------------
               Distribution (12b-1) fee/6/       .20%       .75%        .75%
                   ------------------------------------------------------------
               Service Organization fee/7/       .35%       .50%        .50%
                   ------------------------------------------------------------
               Other expenses                    .45%       .45%        .45%
                   ------------------------------------------------------------
               Total Fund Operating expenses    1.50%      2.20%       2.20%
                   ------------------------------------------------------------
               Fee Waivers & Expense
               Reimbursements /5/, /6/, /7/      .40%       .30%        .30%
                   ------------------------------------------------------------
               Net Expense/4/                   1.10%      1.90%       1.90%
                   ------------------------------------------------------------

Some share
classes impose a
back end sales
charge (load) if
you sell your
shares before a
certain period of
time has elapsed.
This is called
a Contingent
Deferred Sales
Charge or CDSC.

------
/1/ As of the date of this prospectus, Class B and Class C shares are not being offered.
/2/ A CDSC on Class B shares declines over four years starting with year one and ending in year five from: 4%, 3%, 2%, 1%, and 0%.
/3/ A CDSC of 1% applies to redemptions of Class C shares within the first year.
/4/ The Adviser has voluntarily agreed to waive or reimburse its Management fee to the extent the Fund's ordinary operating expenses exceed .65% for Class A shares and 1.65% for Class B and Class C shares of the Fund's average daily net assets. This voluntary waiver may be reduced or discontinued at any time.
/5/ The Administrator is contractually limiting its Administrative Services fee to .10% for each class of shares for a one-year period ending April 30, 2002. /6/ The Distributor is contractually limiting the Distribution (12b-1) fee to
 .10% for Class A shares for a one-year period ending April 30, 2002.
/7/ The Fund has committed to limit the Service Organization fee to .10% for Class A shares and .25% for Class B and Class C shares for a one-year period ending April 30, 2002.

 Risk/Return Summary and Fund Expenses
[GRAPHIC]

                                   New York Tax-Free Money Market Fund

Expense
Example

                                           1 Year 3 Years 5 Years 10 Years
                  Class A Shares
                   Assuming redemption      $112   $435   $  781   $1,756
                       ---------------------------------------------------
                  Class B Shares
                   Assuming redemption      $593   $859   $1,152   $2,171
                   Assuming no redemption   $193   $659   $1,152   $2,171
                       ---------------------------------------------------
                  Class C Shares
                   Assuming redemption      $293   $659   $1,152   $2,511
                   Assuming no redemption   $193   $659   $1,152   $2,511
                       ---------------------------------------------------

Use the table to
compare fees and
expenses of the Fund
with those of other
Funds. It
illustrates the
amount of fees and
expenses you would
pay, assuming the
following:

 . $10,000
   investment
 . 5% annual return

 . no changes in the
   Fund's operating
   expenses except
   the expiration of
   the current
   contractual fee
   waiver on April
   30, 2002.

Because this example
is hypothetical and
for comparison only,
your actual costs
will be different.

 Investment Objectives, Strategies and Risk
[GRAPHIC]

This section of the prospectus provides a more complete description of the principal investment objectives, policies, and principal risks of the Funds. Additional descriptions of the Funds' risks, strategies, and investments, as well as other strategies and investments not described below, may be found in the Funds' Statement of Additional Information or SAI. Of course, there can be no assurance that any Fund will achieve its investment objective.

Investment Objective, Policies and Strategies

Investment Objectives

The investment objective of each Fund (except the New York Tax-Free Money Market Fund) is to provide as high a level of current income as is consistent with preservation of capital and liquidity. New York Tax-Free Money Market Fund seeks to provide as high a level of current income that is exempt from Federal, New York State and New York City income taxes as is consistent with preservation of capital and liquidity.

Investment Policies and Strategy

As a money market fund, each Fund must meet the requirements of Rule 2a-7 of the Investment Company Act of 1940. This Rule imposes strict requirements on the investment quality, maturity, and diversification of the Fund's investments. Under Rule 2a-7, each Fund's investments must have a remaining maturity of no more than 397 days, its investments must maintain an average weighted maturity that does not exceed 90 days and invest only in high quality, dollar-denominated obligations.

Each of the Funds will attempt to increase their yields by trading to take advantage of short-term market variations. The Funds' Adviser evaluates investments based on credit analysis and the interest rate outlook.

                              Cash Management Fund
  Ticker Symbol:    Class A MHMXX   Class B  N/A      Class C  N/A

The Cash Management Fund invests in a broad range of short-term money market instruments including:
 . obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
 . variable rate demand and master demand notes;
 . certain repurchase agreements;
 . negotiable certificates of deposit, bankers' acceptances, time deposits, and other obligations issued or supported by U.S. (including foreign branches) banks that have more than $1 billion in total assets at the time of investment;
 . U.S. Dollar-denominated obligations of foreign banks (including U.S.
   branches) which at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets, (ii) have branches or agencies in the United States, and (iii) in the opinion of the Fund's investment adviser, are of an investment quality comparable to obligations of U.S. banks which may be purchased by the Fund and present minimal credit risk;
 . domestic and foreign commercial paper rated in the highest category by one or more nationally recognized statistical rating organizations or rating agencies, or if unrated, determined to be of comparable quality by the Adviser; and

 Investment Objectives, Strategies and Risk
[GRAPHIC]

 . investment grade corporate debt securities.

The Fund may invest more than 25% of the current value of its total assets in domestic bank obligations (including bank obligations subject to repurchase agreements).

                          Government Money Market Fund
                             Ticker Symbol:   MGFXX

The Government Money Market Fund invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect to these types of obligations.

The Fund will invest in:
 . issues of the U.S. Treasury, such as bills, notes and bonds.
 . issues of U.S. Government agencies and instrumentalities established under the authority of an Act of Congress, including obligations:
  * supported by the "full faith and credit" of the United States (e.g., obligations guaranteed by the Export-Import Bank of the United States).
  * supported by the right of the issuer to borrow from the U.S. Treasury (e.g., obligations of the Federal National Mortgage Association).
  * supported only by the credit of the issuing agency or instrumentality (e.g., obligations of the Student Loan Marketing Association).

                        U.S. Treasury Money Market Fund
                            Ticker Symbol:    MUSXX

The U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury and certain repurchase agreements. The Fund will not invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government and will not enter into loans of its portfolio securities.

                      New York Tax-Free Money Market Fund
                            Ticker Symbol:    MNFXX

The New York Tax-Free Money Market Fund invests primarily in a broad range of high-quality municipal obligations that are exempt from regular Federal, New York State, and New York City municipal income taxes. The Fund will maintain at least 80% of its net assets in high-quality, tax-exempt municipal obligations.

Municipal obligations purchased by the Fund are debt obligations issued by or on behalf of states, cities, municipalities, and other public authorities.

 Investment Objectives, Strategies and Risk
[GRAPHIC]


The Fund may invest in:

 . upper medium or higher grade municipal bonds and high quality, notes, and commercial paper;
 . debt obligations that have a floating or variable rate of interest, which varies with changes in specified market rates or indices;
 . when-issued securities with delivery and payment normally taking place 15 to 45 days after the date of the commitment to purchase; and . securities with put rights.

The Fund will invest primarily in New York municipal obligations and participation certificates in these obligations purchased from banks, insurance companies and other financial institutions. The Fund will invest at least 80% of its net assets in New York municipal obligations.

The Fund may invest 25% or more of its assets in municipal obligations that are related in ways such that an economic, business or political development or change affecting one obligation could also affect the other obligations; for example, municipal obligations the interest on which is paid from revenues of similar types of projects.

The Fund may invest up to 20% of the current value of its total assets in money market instruments subject to the Federal alternative minimum tax. For temporary defensive purposes, the Fund may invest up to 100% of its assets in taxable money market instruments or cash reserves. While investing for temporary defensive purposes, the Fund may not achieve its investment objectives.

Risk Considerations

General Risk Factors: All Money Market Funds

The Funds' primary risks are interest rate risk and credit risk. Because the Funds invest in short-term securities, a decline in interest rates will affect the Funds' yields as these securities mature or are sold and the Funds purchase new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. Because the Funds invest in securities with short maturities and seek to maintain a stable net asset value of $1.00 per share, it is possible that an increase in interest rates would change the value of your investment.

Credit risk is the possibility that a security's credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest and principal payments). The Funds invest in highly-rated securities to minimize credit risk. Under Rule 2a-7, 95% of a money market fund's holdings, must be rated in the highest credit category (e.g., A-1 or A-1+) and the remaining 5% must be rated no lower than the second highest credit category.

 Investment Objectives, Strategies and Risk
[GRAPHIC]


Specific Risk Factors: Cash Management Fund

The Cash Management Fund's investments in U.S. Dollar-denominated obligations (or credit and liquidity enhancements) of foreign banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and commercial paper of foreign companies may be subject to foreign risk. Foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases, significantly from U.S. standards. Foreign risk includes nationalization, expropriation or commandeering taxation, political changes or diplomatic developments that could adversely affect a Fund's investments.

To the extent that the Fund concentrates in the domestic banking industry, it may be impacted by economic and other factors affecting that industry unlike other mutual funds which do not concentrate in bank obligations.

Specific Risk Factors: New York Tax-Free Money Market Fund

The New York Tax-Free Money Market Fund faces municipal market risk. Because the Fund will concentrate its investments in New York and may invest up to 25% of its assets in the securities of a single issuer or sector, investment in this Fund may pose investment risks greater than those posed by a more broadly diversified portfolio. Consequently, unlike a more diversified portfolio, the Fund's assets could lose significant value due to the poor performance of a single issuer or sector.

The Fund may also be subject to credit risks. Historically, New York State and other issuers of New York Municipal Obligations have experienced periods of financial difficulties. Factors affecting New York State and its municipalities, including economic, political, or regulatory occurrences, may have a significant effect on the Fund's net asset value.

The New York Tax-Free Money Market Fund's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

 Fund Management
[GRAPHIC]

The Investment Adviser

HSBC Asset Management Americas Inc., the North American affiliate of HSBC Holdings plc (Hong Kong and Shanghai Banking Corporation) and HSBC Bank USA, serves as investment adviser to the Funds (the "Adviser"). The Adviser is located at 452 Fifth Avenue, New York, New York 10018. As of December 31, 2000, the Adviser managed more than $83 billion in assets. Through its fund management team, the Adviser makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs.

For these advisory services, the Funds paid the Advisor as follows:

                                       Percentage of
                                     average net assets
                                     for the year ended
                                         12/31/00*
-------------------------------------------------------
Cash Management Fund                        .17%
-------------------------------------------------------
Government Money Market Fund                .23%
-------------------------------------------------------
U.S. Treasury Money Market Fund             .15%
-------------------------------------------------------
New York Tax-Free Money Market Fund         .21%
-------------------------------------------------------

*If the Adviser had not waived fees, the fees would have been: Cash Management Fund .35%, Government Money Market Fund .35%, U.S. Treasury Money Market Fund
 .35%, and New York Tax-Free Money Market .35%.

The Distributor and Administrator

BISYS Fund Services Ohio, Inc. ("BISYS"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Funds' administrator.

BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS Fund Services") serves as the distributor of the Funds' shares. BISYS Fund Services may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

The Statement of Additional Information has more detailed information about the Investment Adviser and other service providers.

 Shareholder Information
[GRAPHIC]

                       Pricing of Fund Shares
---------------------
How NAV is
Calculated
                        Each Fund's net asset value, or NAV, is expected to be
The NAV is              constant at $1.00 per share, although this value is not
calculated by adding    guaranteed. The NAV is determined at 12:00 p.m.,
the total value of      Eastern time on days the New York Stock Exchange,
the Fund's              Funds' custodian and transfer agent are open. The Funds
investments and         value their securities at their amortized cost. This
other assets,           method involves valuing an instrument at its cost and
subtracting its         thereafter applying a constant amortization to maturity
liabilities and then    of any discount or premium, regardless of the impact of
dividing that figure    fluctuating interest rates on the market value of the
by the number of        instrument.
outstanding shares
of the Fund:            Your order for purchase, sale or exchange of shares is
                        priced at the next NAV calculated after your order is
        NAV =           accepted by the Fund.
    Total Assets-
     Liabilities        Orders will become effective when Federal funds are
   -------------        available to the Trust's custodian for investment.
  Number of Shares     --------------------------------------------------------

     Outstanding
---------------------

 Shareholder Information
[GRAPHIC]

                       Purchasing and Adding to Your Shares

                                              Minimum    Minimum
                                              Initial   Subsequent
                  Account type               Investment Investment
                       -------------------------------------------
                  Regular                      $1,000      $50
                       -------------------------------------------
                  Automatic Investment Plan    $   50      $50
                       -------------------------------------------

You may purchase
shares through the
Distributor or
through banks,
brokers and other
investment
representatives,
which may charge
additional fees and
may require higher
minimum investments
or impose other
limitations on
buying and selling
shares. If you
purchase shares
through an
investment
representative, that
party is responsible
for transmitting
orders by close of
business and may
have an earlier cut-
off time for
purchase and sale
requests. Consult
your investment
representative or
institution for
specific
information.
                        * The New York Tax-Free Money Market Fund is not
                          recommended as an investment for a retirement plan.

                        Class B shares and Class C shares of the Cash Management Fund are offered as an exchange option for Class B and Class C shareholders of other funds in the HSBC Family of Funds. Class C shares are also offered to certain investors who desire enhanced shareholder services which include cash sweeps. As of the date of this prospectus, Class B and Class C shares are not currently being offered in the Government Money Market Fund, the U.S. Treasury Money Market Fund and the New York Tax-Free Money Market Fund.

--------------------------------------------------------------------------------
Orders will become effective when Federal funds are available to the Trust's custodian for investment. If payment is transmitted by wire (which may take two or more hours to complete), the order will become effective upon receipt of Federal funds. In order for a wire purchase to be effective on the same day it is received, both the trading instructions and the wire must be received before 12:00 p.m. Eastern time. Payments transmitted by bank wire other than the Federal Reserve Wire System may take longer to be converted into Federal funds.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

There are no minimum investment requirements with respect to investments effected through certain automatic purchase and redemption arrangements on behalf of customer accounts maintained at Service Organizations. The minimum investment requirements may be waived or lowered for investments effected on a group basis by certain other institutions and their employees, such as pursuant to a payroll deduction plan. All funds will be invested in full and fractional shares. The Funds reserve the right to reject any purchase order.

Avoid 31% Tax Withholding

The Funds are required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

 Shareholder Information
[GRAPHIC]

                       Purchasing and Adding To Your Shares

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

All investments made by regular mail or express delivery, whether initial or subsequent, should be sent to:

By Regular Mail:                     By Express Mail:
HSBC Family of Funds                 HSBC Family of Funds
PO Box 163850                        3435 Stelzer Road
Columbus, OH 43216-3850              Columbus, OH 43219

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make check, bank draft or money order payable to "HSBC Family of Funds".

3. Mail or deliver application and payment to the address above.

Subsequent Investments:

1. Use the investment slip attached to your account statement. Or, if unavailable, provide the following information:
 . Fund
 . Amount invested
 . Account name and number

2. Make check, bank draft or money order payable to "HSBC Family of Funds".

3. Mail or deliver investment slip and payment to the address above.

Electronic Purchases

Your bank must participate in the Automated Clearing House (ACH) and must be a United States Bank. Your bank or broker may charge for this service.

Establish electronic purchase option on your account application or call 1-800-634-2536. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-634-2536 to arrange a transfer from your bank account.

 Shareholder Information
[GRAPHIC]

                       Purchasing and Adding To Your Shares

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

By Wire Transfer

Telephone the Transfer Agent at 1-800-634-2536 for instructions. Please note your bank may charge you a fee for handling this transaction.

You can add to your account by using the convenient options described below. The Funds reserve the right to change or eliminate these privileges at any time with 60 days notice.

Automatic Investment Plan

You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $50, once you've invested the $1,000 minimum required to open the account.

To invest regularly from your bank account:

 . Complete the Automatic Investment Plan portion on your Account Application.
   Make sure you note:
  - Your bank name, address and account number
  - The amount you wish to invest automatically (minimum $50)
  - How often you want to invest (every month, 4 times a year, twice a year or once a year)

 . Attach a voided personal check.

To invest regularly from your paycheck or government check:
Call 1-800-634-2536 for an enrollment form.

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends for the Cash Management Fund are higher for Class A shares than for Class B and C shares, because Class A shares have lower distribution expenses. Capital gains are distributed at least annually.

Questions?
Call 1-800-634-2536 or your investment representative.

 Shareholder Information
[GRAPHIC]

                       Selling Your Shares

You may sell      Withdrawing Money from Your Fund Investment
your shares at
any time. Your    As a mutual fund shareholder, you are technically selling
sales price will  shares when you request a withdrawal in cash. This is also
be the next NAV   known as redeeming shares or a redemption of shares.
after your sell
order is          -------------------------------------------------------------
received by the
Fund, its         Contingent Deferred Sales Charge
transfer agent,
or your           When you sell Class B or C shares of the Cash Management
investment        Fund, you will be charged a fee for any shares that have not
representative.   been held for a sufficient length of time. These fees will
Normally you      be deducted from the money paid to you. The Contingent
will receive      Deferred Sales Charge will be waived for customers of HSBC
your proceeds     Bank USA Commercial Sweep who are redeeming Class C shares.
within a week     See the section on "Distribution Arrangements/Sales Charges"
after your        on page 30 for details.
request is
received.
--------------------------------------------------------------------------------
                  Instructions for selling shares

                  If selling your shares through your financial adviser or
                  broker, ask him or her for redemption procedures. Your
                  adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.
By telephone      1. Call 1-800-634-2536 with instructions as to how you wish
(unless you have to receive your funds (mail, wire, electronic transfer). declined telephone sales privileges)

--------------------------------------------------------------------------------
By mail (See      1. Call 1-800-634-2536 to request redemption forms or write
"Selling Your     a letter of instruction indicating:
Shares--             .your Fund and account number
Redemptions in       .amount you wish to redeem
Writing              .address where your check should be sent
Required")           .account owner signature
                  2. Mail to:
                     HSBC Family of Funds
                     P.O. Box 163850
                     Columbus, Ohio 43216-3850.

--------------------------------------------------------------------------------
By express        1. See instruction 1 above.
delivery (See
"Selling Your     2. Send to:
Shares--             HSBC Family of Funds
Redemptions in       Attn: T.A. Operations
Writing              3435 Stelzer Road
Required")           Columbus, OH 43219

 Shareholder Information
[GRAPHIC]

                      Selling Your Shares

Wire transfer
                  Call 1-800-634-2536 to request a wire transfer.

You must          If you call in your redemption request of $1,000 or more by
indicate this     12:00 noon Eastern time, your payment will normally be wired
option on         to your bank on the same business day. Otherwise, it will
your account      normally be wired on the next business day after your call.
application.


Your
financial
institution
may charge a
wire transfer
fee.

--------------------------------------------------------------------------------

Electronic        Call 1-800-634-2536 to request an electronic redemption.
Redemptions
                  If you call by 12:00 p.m., Eastern time, the NAV of your
                  shares will normally be determined on the same day and the
Your bank         proceeds credited within 7 days.
must
participate
in the
Automated
Clearing
House (ACH)
and must be a
U.S. bank.

--------------------------------------------------------------------------------
Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

 . Make sure you've checked the appropriate box on the Account Application. Or call 1-800-634-2536.
 . Include a voided personal check.
 . Your account must have a value of $10,000 or more to start withdrawals.
 . If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

Redemption By Check Writing

You may write checks for amounts of $500 or more to make payments to any person or business from your account. To obtain checks, complete the check writing section of the Account Application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. You must maintain the minimum required account balance of $500 per Fund and you may not close your account by writing a check.

 Shareholder Information
[GRAPHIC]

                       Selling Your Shares
Redemptions In Writing Required

You must request redemptions in writing in the following situations:

1. Redemptions from Individual Retirement Accounts ("IRAs").
2. Redemption requests requiring a signature guarantee. Signature guarantees are required in the following situations:
 . Your account address has changed within the last 10 business days
 . The check is not being mailed to the address on your account
 . The check is not being made payable to the owner(s) of the account
 . The redemption proceeds are being transferred to another Fund account with a different registration.
 . The redemption proceeds are being wired to bank instructions currently not on your account.

Please note that signature guarantees are not required for redemptions made using check writing privileges.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions. Telephone redemption privileges will be suspended for a 30-day period following a telephone address change.

Redemptions Within 15 Days of Investment

When you have made an investment by check, payment on redemption requests will be delayed until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 days from purchase date). You can avoid this delay by purchasing shares with a certified check.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Redemption in Kind

The Funds reserve the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

 Shareholder Information
[GRAPHIC]

                       Selling Your Shares

Closing of Small Accounts

If your account falls below $500, the Fund may ask you to increase your balance. If it is still below $500 after 30 days, the Fund may close your account and send you the proceeds.

Undeliverable Redemption Checks

For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be considered void. The check will be canceled and the money reinvested in the Fund.

 Shareholder Information
[GRAPHIC]
                       Distribution Arrangements/Sales Charges

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds.

                             Class A Shares       Class B Shares       Class C Shares
-----------------------------------------------------------------------------------------
Sales Charge (Load)       No front-end sales   No front-end sales   No front-end sales
                          charge.              charge. A CDSC may   charge. A CDSC may be
                                               be imposed on shares imposed on shares
                                               redeemed within four redeemed within one
                                               years after          year after purchase.
                                               purchase; shares
                                               automatically
                                               convert to Class A
                                               shares after 6
                                               years.
-----------------------------------------------------------------------------------------
Distribution (12b-1) Fee  Subject to aggregate Subject to annual    Subject to annual
                          annual distribution  distribution fee of  distribution fee of
                          fee of up to .20% of up to .75% of the    up to .75% of the
                          the Fund's net       Fund's net assets.   Fund's net assets.
                          assets.
-----------------------------------------------------------------------------------------
Service Organization Fee  Subject to annual    Subject to annual    Subject to annual
                          service organization service organization service organization fee of up to .35% of fee of up to .50% of fee of up to .50% of
                          the Fund's net       the Fund's net       the Fund's net
                          assets               assets.*             assets.*
-----------------------------------------------------------------------------------------
Fund Expenses             Lower annual         Higher annual        Higher annual
                          expenses than Class  expenses than Class  expenses than Class A
                          B or C shares.       A shares.            shares.
-----------------------------------------------------------------------------------------

* The Fund has committed to limit the service organization fee to .10%, with respect to Class A shares and to .25% with respect to Class B and Class C shares through April 30, 2002.

Class B Shares and Class C Shares

Class B shares and Class C shares are generally not being sold but are only offered as an exchange option for Class B shareholders and Class C shareholders of other funds in the HSBC Family of Funds who wish to exchange some or all of those shares for Class B shares or Class C shares, respectively, of the Cash Management Fund. Customers of HSBC Bank USA Commercial Sweep are able to purchase Class C shares of the Cash Management Fund. As of the date of this prospectus, Class B and Class C shares are not being offered for the Government Money Market Fund, the U.S. Treasury Money Market Fund and the New York Tax-Free Money Market Fund. Although Class B shares and Class C shares are not subject to a sales charge when a shareholder exchanges Class B shares and Class C shares of another fund, they may be subject to a CDSC when redeemed. See "Exchanging Your Shares" below. In addition, Class B and Class C shares are subject to an aggregate annual distribution fee of up to .75% and a service organization fee of up to .50% of each Fund's net assets. Shareholders of Class B shares and Class C shares pay higher annual expenses than shareholders of Class A shares.

 Shareholder Information
[GRAPHIC]

                       Distribution Arrangements/Sales Charges

Class B Shares

The Cash Management Fund's shares will continue to be subject to a declining CDSC if Class B shares are exchanged for Class B shares of any other HSBC Fund and redeemed within 4 years. The CDSC will be as illustrated in the chart on the right:

                   CDSC as a % of
    Years Since     Dollar Amount
      Purchase    Subject to Charge
-----------------------------------
  0-1                   4.00%
-----------------------------------
  1-2                   3.00%
-----------------------------------
  2-3                   2.00%
-----------------------------------
  3-4                   1.00%
-----------------------------------
  more than 4            None
-----------------------------------

The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. There is no CDSC on reinvested dividends or distributions.

Class C Shares

Similarly, if you exchange Class C shares of the Cash Management Fund for Class C shares of other HSBC Funds and wish to sell your shares, your redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C shares. The 1.00% CDSC will be waived for customers of HSBC Bank USA Commercial Sweep. The CDSC will be assessed on the lesser of the current NAV or the NAV at the time of purchase. Unlike Class B shares; Class C shares do not convert to Class A shares.

Conversion Feature--Class B Shares

 . Class B shares of the Cash Management Fund will convert automatically to Class A shares of the same Fund after six years from the beginning of the calendar month in which the Class B shares were originally purchased.

 . After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares of the Cash Management Fund which will increase your investment return compared to the Class B shares.

 . You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

 Shareholder Information
[GRAPHIC]

                       Distribution Arrangements/Sales Charges

 . If you purchased Class B shares of another HSBC Fund which you exchanged for Class B shares of the Cash Management Fund, your holding period will be calculated from the time of your original purchase of Class B shares. The dollar value of Class A shares you receive will equal the dollar value of the Class B shares converted.

Waiver of Sales Charges--Class B Shares and Class C Shares

The following qualify for waivers of sales charges:

 . Distributions following the death or disability of a Shareholder.

 . Redemptions representing the minimum distribution from an IRA or Custodial
   Account to a Shareholder who has reached age 70 1/2.

 . Redemptions representing the minimum distribution from 401(k) retirement plans where such redemptions are necessary to make distributions to plan participants.

 . Redemptions made by HSBC Bank USA Commercial Sweep customers.

If you sell some but not all of your Class B and Class C shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Distribution (12b-1) Fees

The Funds have adopted a plan under SEC Rule 12b-1. The plan allows the Funds to pay fees for services and expenses relating to the sale and distribution of the Funds' shares. For Class A shares of the Funds, the amount of the fee is
 .20% of the average daily net assets of the Funds. Class B and Class C shares of the Fund pay a distribution fee not to exceed .75% of the average daily net assets of the Fund. Because these fees are paid from the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees.

Service Organizations

Various banks, trust companies, broker-dealers (other than the Distributor) and other financial organizations ("Service Organizations") may provide certain administrative services for its customers who invest in the Funds through accounts maintained at that Service Organization. The Funds will pay the Service Organization a fee at an annual rate of up to .35% for Class A shares and up to .50% for Class B and Class C shares (the fees for each Fund's Class A, Class B and Class C shares are, .10%, .25% and .25%, respectively, pursuant to each Fund's commitment) of the average daily net asset value of shares for which the Service Organization from time to time performs services, which include:

 . receiving and processing shareholder orders

 . performing the accounting for the customers sub-accounts

 Shareholder Information
[GRAPHIC]

                       Distribution Arrangements/Sales Charges

 . maintaining retirement plan accounts

 . answering questions and handling correspondence for an individual accounts

 . acting as the sole shareholder of record for individual

 . issuing shareholder reports and transaction confirmations

 . performing daily "sweep" functions

Investors who purchase, sell or exchange shares for the Funds through a customer account maintained at a Service Organization may be charged extra for other services which are not specified in the servicing agreement with the Funds but are covered under separate fee schedules provided by the Service Organization to their customers. Customers with accounts at Service Organizations should consult their Service Organization for information concerning their sub-accounts. The Adviser or Administrator also may pay Service Organizations for rendering services to shareholders sub-accounts.

Questions?
Call 1-800-634-2536 or your investment representative.

 Shareholder Information
[GRAPHIC]


                       Exchanging Your Shares

You can exchange your shares that have been held for at least seven days in the Fund for shares of the same class of another HSBC Fund, usually without paying additional sales charges (see "Notes on Exchanges"). No transaction fees are charged for exchanges.

Instructions for exchanging shares

Exchanges may be made by sending a written request to HSBC Family of Funds, PO Box 163850, Columbus OH 43216-3850, or by calling 1-800-634-2536. Please provide the following information:

 . Your name and telephone number

 . The exact name on your account and account number

 . Taxpayer identification number (usually your Social Security number)

 . Dollar value or number of shares to be exchanged

 . The name of the Fund from which the exchange is to be made.

 . The name of the Fund into which the exchange is being made.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from the Fund to another are taxable. You should review the prospectus of the HSBC Fund before making an exchange.

See "Selling your Shares" for important information about telephone transactions. The Funds reserve the right to modify or terminate the exchange privilege upon 60 days written notice.

To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited to 4 exchanges within a 12-month period.

Automatic Exchanges

You can use the Funds' Automatic Exchange feature to purchase shares of other HSBC Funds at regular intervals through regular, automatic redemptions from your account. To participate in the Automatic Exchange:

 . Complete the appropriate section of the Account Application.

 . Keep a minimum of $10,000 in the Fund and $1,000 in the HSBC Fund whose shares you are buying.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to HSBC Family of Funds, P.O. Box 163850, Columbus, Ohio 43216-3850.

Notes on exchanges

When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

 Shareholder Information
[GRAPHIC]

                       Exchanging Your Shares

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read the Prospectus carefully of any HSBC Fund into which you wish to exchange shares.

Investors purchasing shares of the Cash Management Fund will ordinarily purchase Class A shares, with the exception of HSBC Bank USA Commercial Sweep customers who may also purchase Class C shares. Other investors will only receive Class B shares or Class C shares by exchanging from the Class B shares or Class C of other HSBC Funds. If you exchange shares of other HSBC Funds for shares of the Funds and wish to sell your shares, Class B and Class C shares may be subject to a CDSC.

 Shareholder Information
[GRAPHIC]

                       Dividends, Distributions and Taxes

Dividends, Distributions and Taxes

Any income a Fund receives in the form of interest is paid out, less expenses, to its shareholders as dividends. Each Fund declares dividends from net investment income at 12:00 noon on every business day. Shares purchased will begin earning dividends on the day the purchase order is executed and shares redeemed will earn dividends through the previous day. Dividends on the Funds are generally paid within 5 business days after the end of each month. Capital gains, if any, for the Funds are distributed at least annually.

Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

The Funds expect that their dividends will primarily consist of net income or, if any, short-term capital gains as opposed to long-term capital gains. Dividends paid by the Cash Management, Government and U.S. Treasury Funds that are derived from taxable investments are therefore expected to be taxable as ordinary income.

During normal market conditions, the New York Tax-Free Money Market Fund expects that substantially all of its dividends will be excluded from gross income for federal income tax purposes and for New York state income tax purposes. The Fund may invest in certain securities with interest that may be a preference item for the purposes of the alternative minimum tax or a factor in determining whether Social Security benefits are taxable. In such event, a portion of the Fund's dividends would not be exempt from federal income taxes.

Dividends are taxable as ordinary income. Dividends are taxable in the year in which they are paid, even if they appear on your account statement the following year.

You will be notified in January each year about the federal tax status of distributions made by the Funds. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

Questions?
Call 1-800-634-2536 or your investment representative.

 Financial Highlights
[GRAPHIC]

The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the annual report and incorporated by reference in the SAI, which is available upon request

Cash Management Fund

                                          Class A Shares*
                                  For the years ended December 31,
                            --------------------------------------------------
                              2000        1999      1998      1997      1996
                            --------    --------  --------  --------  --------
Net Asset Value, Beginning
 of Period................. $   1.00    $   1.00  $   1.00  $   1.00  $   1.00
                            --------    --------  --------  --------  --------
Investment Activities:
 Net investment income.....     0.06        0.05      0.05      0.05      0.05
                            --------    --------  --------  --------  --------
 Total from Investment
  Activities...............     0.06        0.05      0.05      0.05      0.05
                            --------    --------  --------  --------  --------
Distributions:
 Net investment income.....    (0.06)      (0.05)    (0.05)    (0.05)    (0.05)
                            --------    --------  --------  --------  --------
 Total Distributions.......    (0.06)      (0.05)    (0.05)    (0.05)    (0.05)
                            --------    --------  --------  --------  --------
Net Asset Value, End of
 Period.................... $   1.00    $   1.00  $   1.00  $   1.00  $   1.00
                            ========    ========  ========  ========  ========
Total Return...............     6.00%       4.75%     5.15%     5.18%     5.00%
Ratios/Supplemental Data:
 Net Assets at end of
  period (000's)........... $175,132    $382,296  $317,552  $184,205  $220,960
 Ratio of expenses to
  average net assets.......     0.65%       0.65%     0.65%     0.63%     0.68%
 Ratio of net investment
  income to average
  net assets...............     5.81%       4.66%     5.01%     5.06%     4.88%
 Ratio of expenses to
  average net assets**.....         (a)     0.90%     0.87%     0.83%     0.80%

------
(a) For the year ended December 31, 2000, there were no voluntary reductions/reimbursements. For the year ended December 31, 2000, certain fees were contractually reduced and/or reimbursed.
* Effective July 1, 1999 the Fund designated its existing shares as Class A shares and commenced offering Class B shares and Class C shares.
** During the period, certain fees were voluntarily or contractually reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated. Ratios for periods prior to December 31, 2002 were calculated including voluntary and contractual fee reductions/reimbursement. Starting with the year ended December 31, 2000, ratios are calculated using voluntary reductions/reimbursements only.

 Financial Highlights
[GRAPHIC]

Cash Management Fund

                                Class B Shares*            Class C Shares*
                           -------------------------  --------------------------
                             For the      For the       For the       For the
                            Year Ended  Period Ended   Year Ended   Period Ended
                           December 31, December 31,  December 31,  December 31,
                               2000         1999          2000          1999
                           ------------ ------------  ------------  ------------
Net Asset Value,
 Beginning of Period.....     $ 1.00       $ 1.00       $  1.00        $ 1.00
                              ------       ------       -------        ------
Investment Activities:
 Net investment income...       0.05         0.02          0.05          0.02
                              ------       ------       -------        ------
 Total from Investment
  Activities.............       0.05         0.02          0.05          0.02
                              ------       ------       -------        ------
Distributions:
 Net investment income...      (0.05)       (0.02)        (0.05)        (0.02)
                              ------       ------       -------        ------
 Total Distributions.....      (0.05)       (0.02)        (0.05)        (0.02)
                              ------       ------       -------        ------
Net Asset Value, End of
 Period..................     $ 1.00       $ 1.00       $  1.00        $ 1.00
                              ======       ======       =======        ======
Total Return (excludes
 redemption charge)......       5.39%        2.47%(a)      5.08%         2.28%(a)
Ratios/Supplemental Data:
 Net Assets at end of
  period (000's).........     $   10       $    5       $40,523        $    5
 Ratio of expenses to
  average net assets.....       1.34%        0.65%(b)      1.50%         1.02%(b)
 Ratio of net investment
  income to average net
  assets.................       5.24%        4.85%(b)      5.23%         4.47%(b)
 Ratio of expenses to
  average net assets**...           (c)      0.93%(b)          (c)       1.17%(b)

------
(a)  Not annualized.
(b)  Annualized.
(c) For the year ended December 31, 2000, there were no voluntary reductions/reimbursements. For the year ended December 31, 2000, certain fees were contractually reduced and/or reimbursed.
 * Effective July 1, 1999, the Fund designated the existing shares as Class A shares and commenced offering Class B shares and Class C shares.
** During the period, certain fees were contractually reduced. If such fee reductions had not occurred, the ratios would have been as indicated. Ratios for periods prior to January 1, 2000 were calculated including voluntary and contractual fee reductions/reimbursements. Starting with the year ended December 31, 2000, ratios are calculated using voluntary reductions/reimbursements only.

 Financial Highlights
[GRAPHIC]

Government Money Market Fund

                                      For the Years Ended December 31,
                                  --------------------------------------------
                                   2000     1999     1998      1997     1996
                                  -------  -------  -------  --------  -------
Net Asset Value, Beginning of
 Period.......................... $  1.00  $  1.00  $  1.00  $   1.00  $  1.00
                                  -------  -------  -------  --------  -------
Investment Activities;
 Net investment income...........    0.06     0.05     0.05      0.05     0.05
                                  -------  -------  -------  --------  -------
Total from investment
 activities......................    0.06     0.05     0.05      0.05     0.05
                                  -------  -------  -------  --------  -------
Distributions:
 Net investment income...........   (0.06)   (0.05)   (0.05)    (0.05)   (0.05)
                                  -------  -------  -------  --------  -------
Total dividends..................   (0.06)   (0.05)   (0.05)    (0.05)   (0.05)
                                  -------  -------  -------  --------  -------
Net Asset Value, End of Year..... $  1.00  $  1.00  $  1.00  $   1.00  $  1.00
                                  =======  =======  =======  ========  =======
Total Return.....................    5.78%    4.65%    5.01%     5.05%    4.87%
Ratios/Supplemental Data:
 Net assets at end of
  period (000's)................. $20,360  $53,048  $77,354  $100,862  $87,392
 Ratio of expenses to average net
  assets.........................    0.65%    0.65%    0.62%     0.63%    0.72%
 Ratio of net investment income
  to average net assets..........    5.59%    4.54%    4.86%     4.94%    4.75%
 Ratio of expenses to average net
  assets*........................      (a)    0.85%    0.80%     0.79%    0.84%

------
(a) For the year ended December 31, 2000, there were no voluntary fee reductions/reimbursements. For the year ended December 31, 2000, certain fees were contractually reduced and/or reimbursed.
* During the period, certain fees were contractually reduced. If such fee reductions had not occurred, the ratios would have been as indicated. Ratios for periods prior to January 1, 2000 were calculated including voluntary and contractual fee reductions/reimbursements. Starting with the year ended December 31, 2000, ratios are calculated using voluntary reductions/reimbursements only.

 Financial Highlights
[GRAPHIC]

U.S. Treasury Money Market Fund

                                       For the Year Ended December 31,
                                   -------------------------------------------
                                    2000     1999     1998     1997     1996
                                   -------  -------  -------  -------  -------
Net Asset Value, Beginning of
 Period........................... $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                   -------  -------  -------  -------  -------
Investment Activities:
  Net investment income...........    0.05     0.04     0.05     0.05     0.05
                                   -------  -------  -------  -------  -------
  Total from investment
   activities.....................    0.05     0.04     0.05     0.05     0.05
                                   -------  -------  -------  -------  -------
Distributions:
 Net investment income............   (0.05)   (0.04)   (0.05)   (0.05)   (0.05)
                                   -------  -------  -------  -------  -------
Total Dividends...................   (0.05)   (0.04)   (0.05)   (0.05)   (0.05)
                                   -------  -------  -------  -------  -------
Net Asset Value, End of Year...... $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                   =======  =======  =======  =======  =======
Total Return......................    5.57%    4.39%    4.86%    4.98%    4.68%
Ratios/Supplemental Data:
 Net assets at end of
  period (000).................... $51,632  $32,452  $25,876  $25,507  $28,962
 Ratio of expenses to average net
  assets..........................    0.65%    0.65%    0.65%    0.65%    0.78%
 Ratio of net investment income to
  average net assets..............    5.47%    4.30%    4.75%    4.86%    4.57%
 Ratio of expenses to average net
  assets*.........................     (a)     0.91%    0.94%    0.94%    0.95%

------
(a) For the year ended December 31, 2000, there were no voluntary fee reductions/reimbursements. For the year ended December 31, 2000, certain fees were contractually reduced and/or reimbursed.
* During the period, certain fees were contractually reduced. If such fee reductions had not occurred, the ratios would have been as indicated. Ratios for periods prior to January 1, 2000 were calculated including voluntary and contractual fee reductions/reimbursements. Starting with the year ended December 31, 2000, ratios are calculated using voluntary reductions/reimbursements only.

 Financial Highlights
[GRAPHIC]

New York Tax-Free Money Market Fund

                                    For the Year Ended December 31,
                                ----------------------------------------------
                                 2000        1999     1998     1997     1996
                                -------    --------  -------  -------  -------
Net Asset Value, Beginning of
 Year.......................... $  1.00    $   1.00  $  1.00  $  1.00  $  1.00
                                -------    --------  -------  -------  -------
Investment Activities:
 Net investment income.........    0.03        0.03     0.03     0.03     0.03
                                -------    --------  -------  -------  -------
 Total from Investment
  Activities...................    0.03        0.03     0.03     0.03     0.03
                                -------    --------  -------  -------  -------
Distributions:
 Net investment income.........   (0.03)      (0.03)   (0.03)   (0.03)   (0.03)
                                -------    --------  -------  -------  -------
 Total Distributions...........   (0.03)      (0.03)   (0.03)   (0.03)   (0.03)
                                -------    --------  -------  -------  -------
Net Asset Value, End of Year... $  1.00    $   1.00  $  1.00  $  1.00  $  1.00
                                =======    ========  =======  =======  =======
Total Return...................    3.46%       2.64%    2.83%    3.14%    2.92%
Ratios/Supplemental Data:
 Net Assets at end of
  period (000)................. $51,619    $106,893  $94,259  $86,729  $70,339
 Ratio of expenses to average
  net assets...................    0.65%       0.65%    0.64%    0.52%    0.59%
 Ratio of net investment income
  to average net assets........    3.37%       2.61%    2.78%    3.09%    2.88%
 Ratio of expenses to average
  net assets*..................        (a)     0.88%    0.82%    0.80%    0.87%

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(a) For the year ended December 31, 2000, there were no voluntary fee reductions/reimbursements. For the year ended December 31, 2000, certain fees were contractually reduced and/or reimbursed.
* During the period, certain fees were contractually reduced. If such fee reductions had not occurred, the ratios would have been as indicated. Ratios for periods prior to January 1, 2000 were calculated including voluntary and contractual fee reductions/reimbursements. Starting with the year ended December 31, 2000, ratios are calculated using voluntary reductions/reimbursements only.

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-annual Reports (Reports):
The Funds' annual and semi-annual reports to shareholders contain detailed information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

Statement of Additional Information (SAI):
The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference, and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, Prospectuses of other Funds in the HSBC Family, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:


                  HSBC Family of Funds
                  PO Box 163850
                  Columbus, OH 43219
                  Telephone: 1-800-634-2536
                  ----------------------------

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may request documents from the SEC, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov., or by writing to: Securities and Exchange Commission, Public Reference Section, Washington D.C. 20549-0102.


(Investment Company Act file no. 811-04453)